Impact of Derivative Instruments on Balance Sheet (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Master netting agreements, cash collateral received	$ 1,452	$ 1,269
Master netting agreements, cash collateral paid	$ 131	$ 231